Annual Fund Operating Expenses - BROOKFIELD NEXT GENERATION INFRASTRUCTURE FUND	Dec. 31, 2024
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.54%	[1]
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.39%)
Net Expenses (as a percentage of Assets)	1.25%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	2.39%
Fee Waiver or Reimbursement	(0.39%)
Net Expenses (as a percentage of Assets)	2.00%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.39%)
Net Expenses (as a percentage of Assets)	1.00%

[1]	“Other Expenses” for Class A and Class C Shares are based on estimated amounts for the current fiscal year.
[2]	Brookfield Public Securities Group LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, such as deferred income tax expenses, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.25% for Class A Shares, 2.00% for Class C Shares, and 1.00% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue for at least one year from the effective date of the Fund’s registration statement, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of April 30th of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees (the “Board”) with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap.